FINANCIAL INSTRUMENTS CLASSIFICATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Carrying Amounts of Financial Assets and Liabilities
The table below shows the carrying amounts of the financial assets and liabilities captions in the consolidated statement of financial position, by categories as defined under IFRS 9 as of December 31, 2025 and 2024:

	2025						2024
	Financial assets and liabilities at fair value through profit or loss		Financial assets at fair value through other comprehensive income				Financial assets and liabilities at fair value through profit or loss		Financial assets at fair value through other comprehensive income
	Investments and derivates	Investments designated at inception	Investments and derivates	Investments designated at inception	Financial assets and liabilities measured at amortized cost	Total	Investments and derivates	Investments designated at inception	Investments and derivates	Investments designated at inception	Financial assets and liabilities measured at amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets

Cash and due from banks	–	–	–	–	49,044,457	49,044,457	–	–	–	–	47,655,196	47,655,196
Cash collateral, reverse repurchase agreements and securities borrowings	–	–	–	–	2,177,200	2,177,200	–	–	–	–	1,033,177	1,033,177
Investments at fair value through profit or loss	4,957,236	–	–	–	–	4,957,236	4,715,343	–	–	–	–	4,715,343
Investments at fair value through other comprehensive income, Note 6(b)	–	–	38,943,728	90,321	–	39,034,049	–	–	39,995,374	147,264	–	40,142,638
Amortized cost investments	–	–	–	–	8,813,657	8,813,657	–	–	–	–	8,967,877	8,967,877
Loans, net	–	–	–	–	142,315,004	142,315,004	–	–	–	–	137,737,296	137,737,296
Financial assets designated at fair value through profit or loss	–	992,429	–	–	–	992,429	–	932,734	–	–	–	932,734
Due from customers on banker’s acceptances	–	–	–	–	345,906	345,906	–	–	–	–	528,184	528,184
Other assets, Note 12(a)	1,231,188	–	677	–	5,102,543	6,334,408	904,791	–	–	–	3,269,019	4,173,810
	6,188,424	992,429	38,944,405	90,321	207,798,767	254,014,346	5,620,134	932,734	39,995,374	147,264	199,190,749	245,886,255

Liabilities

Deposits and obligations	–	–	–	–	170,401,633	170,401,633	–	–	–	–	161,842,066	161,842,066
Payables from repurchase agreements and securities lending	–	–	–	–	8,243,787	8,243,787	–	–	–	–	9,060,710	9,060,710
Due to banks and correspondents	–	–	–	–	10,675,238	10,675,238	–	–	–	–	10,754,385	10,754,385
Due from customers on banker’s acceptances	–	–	–	–	345,906	345,906	–	–	–	–	528,184	528,184
Lease liabilities	–	–	–	–	612,259	612,259	–	–	–	–	404,817	404,817
Financial liabilities at fair value through profit or loss	1,055,893	–	–	–	–	1,055,893	151,485	–	–	–	–	151,485
Bonds and notes issued	–	–	–	–	14,025,535	14,025,535	–	–	–	–	17,268,443	17,268,443
Other liabilities, Note 12(a)	1,047,907	–	–	–	5,700,097	6,748,004	819,473	–	–	–	5,220,127	6,039,600
	2,103,800	–	–	–	210,004,455	212,108,255	970,958	–	–	–	205,078,732	206,049,690